United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
June 30, 2006.

Institutional Investment Manager Filing this Report:

Name:			Ayrshire Associates, Inc.
Address:		1200 Eighteenth Street, NW
			Suite 300
			Washington, DC   20036

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	08/18/06
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      427    16050 SH       SOLE                    16050
3M                             COM              88579Y101      226     2792 SH       SOLE                     2792
Amgen                          COM              031162100     3659    56090 SH       SOLE                    56090
BJ Services Company            COM              055482103     3783   101535 SH       SOLE                   101535
BP PLC                         COM              055622104      242     3480 SH       SOLE                     3480
Baker Hughes                   COM              057224107     6386    78015 SH       SOLE                    78015
Bank of America                COM              060505104     9229   191869 SH       SOLE                   191869
Burlington Northern Santa Fe   COM              12189T104     1349    17025 SH       SOLE                    17025
Caterpillar                    COM              149123101     1357    18215 SH       SOLE                    18215
Chesapeake Energy              COM              165167107     2072    68510 SH       SOLE                    68510
Chico's FAS                    COM              168615102     3997   148132 SH       SOLE                   148132
Cisco Systems                  COM              17275R102      443    22700 SH       SOLE                    22700
ConocoPhillips                 COM              20825C104     4604    70262 SH       SOLE                    70262
Corning                        COM              219350105     1751    72370 SH       SOLE                    72370
Corporate Office Properties Tr COM              22002T108     3075    73080 SH       SOLE                    73080
Costco Wholesale               COM              22160K105     1040    18210 SH       SOLE                    18210
Danaher                        COM              235851102     1701    26450 SH       SOLE                    26450
Dow Chemical                   COM              260543103      276     7075 SH       SOLE                     7075
Ecolab                         COM              278865100     1733    42700 SH       SOLE                    42700
Exxon Mobil                    COM              30231G102     5203    84811 SH       SOLE                    84811
Genentech                      COM              368710406     1890    23105 SH       SOLE                    23105
General Electric               COM              369604103     3667   111255 SH       SOLE                   111255
General Growth Properties      COM              370021107     3327    73830 SH       SOLE                    73830
Genzyme Corp                   COM              372917104     1470    24080 SH       SOLE                    24080
Goldman Sachs                  COM              38141G104     3926    26100 SH       SOLE                    26100
Hansen Natural Corp            COM              411310105     2356    12377 SH       SOLE                    12377
Harris                         COM                            4120    99255 SH       SOLE                    99255
Johnson Controls Inc           COM              478366107     4673    56835 SH       SOLE                    56835
L-3 Communications             COM              502424104     5401    71614 SH       SOLE                    71614
LabCorp                        COM              50540R409     6168    99110 SH       SOLE                    99110
Lowes Companies                COM              548661107     2154    35510 SH       SOLE                    35510
Marvell Technology             COM              G5876H105     3930    88645 SH       SOLE                    88645
McDonald's                     COM              580135101     1985    59091 SH       SOLE                    59091
Medtronic                      COM              585055106      688    14655 SH       SOLE                    14655
Microsoft                      COM              594918104     1671    71703 SH       SOLE                    71703
Nord Resources Corp            COM              655555100       48    57000 SH       SOLE                    57000
Omnicom Group                  COM              681919106     2114    23730 SH       SOLE                    23730
PepsiCo                        COM              713448108     3476    57890 SH       SOLE                    57890
Precision Castparts            COM              740189105     5018    83970 SH       SOLE                    83970
Procter & Gamble               COM              742718109     1852    33302 SH       SOLE                    33302
QUALCOMM                       COM              747525103     4694   117155 SH       SOLE                   117155
Quality Systems Inc            COM              747582104     3361    91280 SH       SOLE                    91280
Schlumberger                   COM              806857108      319     4906 SH       SOLE                     4906
Simpson Manufacturing          COM              829073105     2667    73990 SH       SOLE                    73990
T. Rowe Price Group            COM              74144T108     5124   135530 SH       SOLE                   135530
Tower Group Inc                COM              891777104     4104   135670 SH       SOLE                   135670
UnitedHealth Group             COM              91324P102     2986    66675 SH       SOLE                    66675
Wachovia Corp                  COM              929903102     1510    27920 SH       SOLE                    27920
Walgreen                       COM              931422109     5842   130280 SH       SOLE                   130280
Washington REIT                COM              939653101      331     9024 SH       SOLE                     9024
Wells Fargo                    COM              949746101     2140    31900 SH       SOLE                    31900
XTO Energy                     COM              98385X106     3551    80210 SH       SOLE                    80210
Schwab Institutional Select S&                                 605 60057.8740SH      SOLE               60057.8740
Tamarack Enterprise Small Cap                   87505V710      280 8980.0970SH       SOLE                8980.0970